Short Term Loans From Banks and Others (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Loans from Banks and Others [Abstract]
Schedule of Short Term Loans From Banks and Others
	December 31, 2024 Interest rate		December 31,
	(%)	Currency	2024	2023

Current maturities of long-term loans from banks and others	1.4 – P+2.5	NIS	$38,976	$66,356
Commercial securities not listed	P-1.25	NIS	82,259	55,142
Short-term bank loans and credit line	3.4 – P+1	NIS and USD	5,738	9,533
Current maturities of long-term loans from banks	6.5 – 8.4	NIS Linked to USD	13,516	13,208
Accrued interest on long-term loans from banks and others	6.5 – 8.4	NIS and USD	1,293	1,734
			$141,782	$145,973